FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 154,482,029	$ 137,734,317
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	137,566,685	123,661,565
Level 1 | Aggressive Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,271,005	2,373,979
Level 1 | Intermediate/Long-term Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,887,004	7,962,781
Level 1 | Large-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	55,010,596	52,029,326
Level 1 | Small/Mid-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,580,235	20,793,649
Level 1 | International Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,136,945	6,118,710
Level 1 | Multi-Asset/Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,171,232	34,281,497
Level 1 | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	509,668	101,623
Level 1 | InterDigital Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,746,855	6,387,369
Level 2 | Aggressive Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Intermediate/Long-term Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Large-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Small/Mid-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | International Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Multi-Asset/Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | InterDigital Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,746,855	6,387,369
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Aggressive Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Intermediate/Long-term Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Large-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Small/Mid-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | International Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Multi-Asset/Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | InterDigital Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	147,313,540	130,048,934
Total | Aggressive Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,271,005	2,373,979
Total | Intermediate/Long-term Bonds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,887,004	7,962,781
Total | Large-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	55,010,596	52,029,326
Total | Small/Mid-Cap Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,580,235	20,793,649
Total | International Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	7,136,945	6,118,710
Total | Multi-Asset/Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,171,232	34,281,497
Total | Personal Choice Retirement Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	509,668	101,623
Total | InterDigital Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,746,855	6,387,369
Fair Value Measured at Net Asset Value Per Share | Stable Pooled Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,168,489	$ 7,685,383